INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS
INVESTMENTS
8.	INVESTMENTS

The Company classifies its investments at FVTPL. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the consolidated statements of loss and comprehensive loss in the period in which they occur.

Investments consisted of the following as at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Equities	$8,895,559	$779,019
Warrants	—	147,000
	$8,895,559	$926,019

8.	INVESTMENTS (continued)

An analysis of investments including related gains and losses for the years ended December 31, 2025 and 2024 is as follows:

	Year Ended December 31
	2025	2024
Investments, beginning of year	$926,019	$3,596,592
Disposal of investments	(752,634)	(1,097,814)
Realized gains (losses) on investments	160,701	(380,877)
Unrealized gains (losses) on investments	979,160	(1,191,882)
Transferred from investment in associates	7,582,313	—
Investments, end of year	$8,895,559	$926,019

(a) Equities held

The Company held the following equity investments at December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Shares	Cost	Fair Value	Shares	Cost	Fair Value
Exploits Discovery Corp.	4,157,466	$2,659,473	$311,809	4,157,466	$2,659,473	$187,086
Labrador Gold Corp.	—	—	—	9,865,556	6,953,907	591,933
Kirkland Lake Discoveries Corp.	28,612,500	2,861,250	8,583,750	—	—	—
		$5,520,723	$8,895,559		$9,613,380	$779,019

Investments represent investments in public companies that are quoted on an active exchange and are measured using the quoted market price of these companies.

The Company previously held significant influence over Kirkland Lake Discoveries Corp. (“KLDC”) on account of its more than 20% ownership interest up to October 22, 2025. On October 22, 2025, KLDC announced the closing of an equity offering resulting in the dilution of the Company’s ownership holding to less than 20%. On October 22, 2025, based on the change in ownership interest, governance rights and other qualitative factors, the Company determined that it no longer had the ability to exercise significant influence over KLDC, and accordingly, the carrying amount of the equity-accounted investment was derecognized and remeasured at its fair value at the date of loss of significant influence.

The remeasurement resulted in a gain on derecognition of $5,306,412, recognized in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025.

Following the loss of significant influence, the investment in KLDC is presented under investments and measured at fair value through profit or loss.

8.	INVESTMENTS (continued)

(a) Equities held (continued)

The following table illustrates the movement in investment in KLDC for the years ended December 31, 2025 and 2024:

Movement in carrying value	Amount
Investment KLDC, December 31, 2023	$2,861,250
Share of loss of associate during the period	(1,306,722)
Loss on dilution of equity investment	(28,772)
Investment in KLDC, December 31, 2024	1,525,756
Share of loss of associate during the period	(293,654)
Reversal of impairment loss	1,000,237
Gain on dilution of equity investment	43,562
Investment in KLDC, October 21, 2025	2,275,901
Gain on derecognition and remeasurement of investment	5,306,412
Investments, October 22, 2025 (transferred to Investment at FVTPL)	$7,582,313

(b) Warrants held

The Company held the following warrants as at December 31, 2024:

	Quantity	Cost	Fair Value
Maritime Resources Corp.	1,532,457	$174,500	$147,000

Each warrant was exercisable into one common share of Maritime at a price of $0.70 per warrant until August 14, 2025. The number of warrants and the exercise price have been adjusted for the 10:1 share consolidation completed by Maritime Resources Corp. in June 2025. All the warrants expired unexercised on August 14, 2025. Accordingly, the Company recognized a loss of $715,190, including a reversal of $540,690 in previously recognized unrealized gains, upon the expiration of the warrants. The loss is reported under losses on investments in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025.